Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and Amortization Expense	$ 0.3	$ 0.2	$ 0.7	$ 0.4	$ 0.9	$ 0.5